HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	$ 2,565,637	$ 883,022	$ 95,329
Exchange difference of financial liabilities	(1,198,919)	(366,195)	(47,942)
Exchange difference in forward contracts	(403,983)	(1,034,816)	(50,318)
Net OCI account	962,735
Foreign currency translation differences from unhedged foreign operations	(180,798)	(548,706)	$ 128,135
Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				$ 4,282,005	$ 4,665,892
Amount of hedge by financial liabilities in foreign currency				(1,761,128)	(2,312,236)
Amount of hedge by forward contracts				(728,808)	(956,904)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	7,879,992	5,314,355
Exchange difference of financial liabilities	(3,288,906)	(2,089,987)
Exchange difference in forward contracts	(4,282,346)	(3,878,363)
Net OCI account	308,740	(653,995)
Banco de Bogota S.A.
Hedges of net investment in foreign operations [abstract]
Foreign currency translation differences from unhedged foreign operations	470,412	510,602
BAC Holding International Corp and Multi Financial Holding [member]
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2,338,582
Exchange difference of financial liabilities	(1,049,016)
Exchange difference in forward contracts	(320,902)
Net OCI account	968,664
BAC Holding International Corp and Multi Financial Holding [member] | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				3,861,718	4,272,887
Amount of hedge by financial liabilities in foreign currency				(1,486,000)	(2,067,100)
Amount of hedge by forward contracts				(584,500)	(809,381)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	7,391,903	5,053,321
Exchange difference of financial liabilities	(3,021,983)	(1,972,967)
Exchange difference in forward contracts	(4,048,958)	(3,728,056)
Net OCI account	320,962	(647,702)
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	83,286
Exchange difference in forward contracts	(83,081)
Net OCI account	205
Other subsidiaries and branches Banco de Bogota | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				145,159	147,869
Amount of hedge by forward contracts				(144,308)	(147,523)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	234,995	151,709
Exchange difference in forward contracts	(233,388)	(150,307)
Net OCI account	1,607	1,402
Occidental Bank Barbados Ltd.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	18,807
Exchange difference of financial liabilities	(18,807)
Occidental Bank Barbados Ltd. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				32,329	33,841
Amount of hedge by financial liabilities in foreign currency				(32,329)	(33,841)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	51,478	32,671
Exchange difference of financial liabilities	(51,478)	(32,671)
Banco de Occidente Panama. S.A.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	27,822
Exchange difference of financial liabilities	(27,822)
Banco de Occidente Panama. S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				46,039	48,514
Amount of hedge by financial liabilities in foreign currency				(46,039)	(48,514)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	72,590	44,768
Exchange difference of financial liabilities	(72,590)	(44,768)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	15,031
Exchange difference of financial liabilities	(15,031)
Sociedad Portuaria El Cayao S.A. E.S.P. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				26,365	28,365
Amount of hedge by financial liabilities in foreign currency				(26,365)	(28,365)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	30,020	14,989
Exchange difference of financial liabilities	(30,020)	(14,989)
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	13,353
Exchange difference of financial liabilities	(19,487)
Net OCI account	(6,134)
Gases del Pacifico S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				31,888	16,124
Amount of hedge by financial liabilities in foreign currency				(31,888)	(16,124)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	11,727	(1,626)
Exchange difference of financial liabilities	(25,556)	(6,069)
Net OCI account	(13,829)	(7,695)
Gas Natural de Lima y Callao S.A.C. - Calidda
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	63,652
Exchange difference of financial liabilities	(63,652)
Gas Natural de Lima y Callao S.A.C. - Calidda | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				125,284	112,773
Amount of hedge by financial liabilities in foreign currency				(125,284)	(112,773)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	83,268	19,616
Exchange difference of financial liabilities	(83,268)	(19,616)
Promigas Per S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				4,820	4,820
Amount of hedge by financial liabilities in foreign currency				(4,820)	(4,820)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	1,508	(1,136)
Exchange difference of financial liabilities	(1,508)	1,136
Gas Comprimido del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2,644
Exchange difference of financial liabilities	(2,644)
Gases del Norte del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2,458
Exchange difference of financial liabilities	(2,458)
Gases del Norte del Peru S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				8,395	699
Amount of hedge by financial liabilities in foreign currency				(8,395)	$ (699)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2,501	43
Exchange difference of financial liabilities	(2,501)	$ (43)
Promigas Panam Corporation
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2
Exchange difference of financial liabilities	(2)
Promigas Panam Corporation | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount				8
Amount of hedge by financial liabilities in foreign currency				$ (8)
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2
Exchange difference of financial liabilities	$ (2)